Parent Only Financial Information - Condensed Statements of Cash Flow Parent Company Only (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash Flows From Operating Activities
Net income	$ 1,246	$ 1,219	$ 1,241	$ 1,016	$ 878	$ 1,325	$ 1,540	$ 1,658	$ 4,722	$ 5,401	$ 8,554
Adjustments to reconcile net income to net cash provided by operating activities:
Realized gain on sale of securities available for sale									(84)	(72)	(102)
Decrease (increase) in interest receivable									(137)	162	7
(Increase) decrease in other assets									13	530	969
Increase (decrease) in other liabilities									1,677	263	165
Net Cash Provided by Operating Activities									11,513	9,201	9,609
Proceeds from calls, maturities and repayments of:
Securities available for sale									1,330	6,773	1,607
Securities held to maturity									77,541	115,363	98,129
Proceeds from sale of securities available for sale									3,713	1,908	1,022
Purchases of:
Securities available for sale											(17,231)
Securities held to maturity									(41,133)	(63,050)	(101,651)
Cash Flows From Financing Activities
Net proceeds from stock offering											8,867
Dividends paid									(5,325)	(7,313)	(7,632)
Repurchase common stock									(21,549)	(56,279)
Repurchase of restricted stock awards									(219)	(12)	(11)
Exercise of stock options									189	1,921	7,672
Net Cash Provided by (Used in) Financing Activities									168,708	58,199	(89,469)
Net (Decrease) in Cash and Cash Equivalents									(16,416)	(18,239)	(143,273)
Cash and Cash Equivalents - Beginning				31,069				49,308	31,069	49,308	192,581
Cash and Cash Equivalents - Ending	14,653				31,069				14,653	31,069	49,308
Parent Company [Member]
Cash Flows From Operating Activities
Net income									4,722	5,401	8,554
Adjustments to reconcile net income to net cash provided by operating activities:
Net amortization (accretion) of premiums and discounts									29	48	98
Realized gain on sale of securities available for sale									(84)
Decrease (increase) in interest receivable									23	126	(204)
(Increase) decrease in other assets									(3)	6	(92)
Increase (decrease) in other liabilities									563	(13)	61
Equity in (undistributed) overdistributed earnings of subsidiary									(4,734)	1,101	(446)
Net Cash Provided by Operating Activities									516	6,669	7,971
Proceeds from calls, maturities and repayments of:
Securities available for sale									1,330	6,726	986
Securities held to maturity									149	18,184	14,205
Proceeds from sale of securities available for sale									3,713
Purchases of:
Securities available for sale											(17,231)
Securities held to maturity											(32,089)
Repayment of loans receivable from Bank									1,276	1,231	1,129
Cash dividends paid on unallocated ESOP shares used to repay loans receivable from Bank									(272)	(377)	(329)
Additional investment in Clifton Savings Bank											(83,666)
Net Cash Provided by (Used In) Investing Activities									6,196	25,764	(116,995)
Cash Flows From Financing Activities
Net proceeds from stock offering											8,867
Dividends paid									(5,325)	(7,313)	(7,632)
Repurchase common stock									(21,549)	(56,279)
Funding restricted stock awards									255	7,083	23
Purchase of forfeited restricted stock awards									(955)	(102)	(14)
Repurchase of restricted stock awards									(219)	(12)	(11)
Exercise of stock options									189	1,921	7,672
Net Cash Provided by (Used in) Financing Activities									(27,604)	(54,702)	8,905
Net (Decrease) in Cash and Cash Equivalents									(20,892)	(22,269)	(100,119)
Cash and Cash Equivalents - Beginning				$ 51,199				$ 73,468	51,199	73,468	173,587
Cash and Cash Equivalents - Ending	$ 30,307				$ 51,199				$ 30,307	$ 51,199	$ 73,468